Share-Based Compensation - Schedule of Share Options Activity (Details) - Share Options [Member] - USD ($)		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Schedule of Share Options Activity [Line Items]
Number of shares, Outstanding (in Shares)	64,923	64,812
Weighted average exercise price, Outstanding	$ 56	$ 56
Weighted average remaining contractual term, Outstanding	8 years 11 months 12 days	7 years 5 months 1 day	8 years 3 days
Aggregate intrinsic value, Outstanding (in Dollars)	$ 90.00	$ 70.00
Weighted average fair value, Outstanding	$ 19.2	$ 19.2
Number of shares, Exercisable (in Shares)
Weighted average exercise price, Exercisable
Aggregate intrinsic value, Exercisable (in Dollars)
Weighted average fair value, Exercisable
Number of shares, Granted (in Shares)
Weighted average exercise price, Granted
Aggregate intrinsic value, Granted (in Dollars)
Weighted average fair value, Granted
Number of shares, Exercised (in Shares)
Weighted average exercise price, Exercised
Aggregate intrinsic value, Exercised (in Dollars)
Weighted average fair value, Exercised
Number of shares, Forfeited (in Shares)		(3,344)	(111)
Weighted average exercise price, Forfeited		$ 108.8	$ 179.2
Aggregate intrinsic value, Forfeited (in Dollars)
Weighted average fair value, Forfeited		$ 89.6	$ 128
Number of shares, Outstanding (in Shares)		61,468	64,812
Weighted average exercise price, Outstanding		$ 52.8	$ 56
Aggregate intrinsic value, Outstanding (in Dollars)		$ 20.00	$ 70.00
Weighted average fair value, Outstanding		$ 16	$ 19.2